MONARCH LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA1

                                  ANNUAL REPORT
                                DECEMBER 31, 1996

The investment results presented in this report are historical and are no indication of future performance.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Receiver of Monarch Life Insurance Company and Contract Owners of Monarch Life Insurance Company Separate Account VA1

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of the Money Market, Investment Grade Bond, Equity Income, Growth, Asset Manager, High Income and Overseas Divisions (constituting Monarch Life Insurance Company Separate Account VA1) at December 31, 1996 and 1995 and the results of each of their operations and changes in their net assets for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1996, by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts

March 21, 1997

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF NET ASSETS AT DECEMBER 31, 1996
================================================================================

ASSETS                                                              Cost                     Shares                  Market Value
                                                               ================          ================          ================
Investment in Variable Insurance Products
Fund and Fund II, at Market Value (Note 2):
  Money Market Portfolio                                     $        $505,068                   505,068         $         505,068
  Investment Grade Bond Portfolio                                      263,828                    23,464                   287,201
  Equity Income Portfolio                                            1,078,301                    66,679                 1,402,255
  Growth Portfolio                                                   1,030,388                    47,226                 1,470,615
  Asset Manager Portfolio                                              394,044                    28,863                   488,651
  High Income Portfolio                                                144,628                    12,657                   158,461
  Overseas Portfolio                                                   230,314                    13,812                   260,213
                                                               ----------------                                    ----------------
Total Invested Assets                                        $       3,646,571                                           4,572,464
                                                               ================

  Total Assets                                                                                                           4,572,464
                                                                                                                   ----------------

LIABILITIES
  Total Liabilities                                                                                                             --
                                                                                                                   ----------------

  Net Assets                                                                                                     $       4,572,464
                                                                                                                   ================

   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF NET ASSETS AT DECEMBER 31, 1995
================================================================================

ASSETS                                                              Cost                     Shares                  Market Value
                                                               ================          ================          ================
Investment in Variable Insurance Products
Fund and Fund II, at Market Value (Note 2):
  Money Market Portfolio                                     $         635,020                   635,020         $         635,020
  Investment Grade Bond Portfolio                                      310,771                    27,719                   345,933
  Equity Income Portfolio                                            1,172,482                    77,151                 1,486,695
  Growth Portfolio                                                     979,811                    47,453                 1,385,631
  Asset Manager Portfolio                                              451,112                    34,368                   542,672
  High Income Portfolio                                                141,121                    12,455                   150,084
  Overseas Portfolio                                                   234,934                    15,102                   257,484
                                                               ----------------                                    ----------------
  Total Invested Assets                                      $       3,925,251                                           4,803,519
                                                               ================

  Total Assets                                                                                                           4,803,519
                                                                                                                   ----------------

LIABILITIES
  Total Liabilities                                                                                                             --
                                                                                                                   ----------------

  Net Assets                                                                                                     $       4,803,519
                                                                                                                   ================

   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                                                       Investment
                                                                           Money         Grade           Equity
                                                                          Market          Bond           Income            Growth
                                                            Total        Division       Division        Division          Division
                                                        ===========      =========      =========      ===========      ===========
Investment Income:

  Dividends (Note 2)                                    $   256,953      $  20,263      $  17,170      $    66,692      $    96,036
  Risk Charges and Administrative Expenses (Note 5)         (45,509)        (3,934)        (3,220)         (14,835)         (14,113)
                                                        -----------      ---------      ---------      -----------      -----------
    Net Investment Income                                   211,444         16,329         13,950           51,857           81,923
                                                        -----------      ---------      ---------      -----------      -----------

Net Realized Gains                                          239,787           --            3,513          124,870           58,508
Net Unrealized Gains (Losses)                                47,625           --          (11,789)           9,741           34,407
                                                        -----------      ---------      ---------      -----------      -----------
  Net Realized and Unrealized Gains (Losses)                287,412           --           (8,276)         134,611           92,915
                                                        -----------      ---------      ---------      -----------      -----------

Net Increase in Net Assets

  Resulting from Operations                                 498,856         16,329          5,674          186,468          174,838
                                                        -----------      ---------      ---------      -----------      -----------

Transfers of Net Premiums                                    38,000           --             --             21,500           16,500
Transfers Due to Terminations                              (767,911)      (312,146)       (34,376)        (150,287)         (91,024)
Transfers Among Investment Divisions                           --          165,865        (30,030)        (142,121)         (15,330)
                                                        -----------      ---------      ---------      -----------      -----------

Net Decrease in Net Assets

  Resulting from Principal Transactions                    (729,911)      (146,281)       (64,406)        (270,908)         (89,854)
                                                        -----------      ---------      ---------      -----------      -----------

Total Increase (Decrease) in Net Assets                    (231,055)      (129,952)       (58,732)         (84,440)          84,984
Net Assets - Beginning Balance                            4,803,519        635,020        345,933        1,486,695        1,385,631
                                                        -----------      ---------      ---------      -----------      -----------
Net Assets - Ending Balance                             $ 4,572,465      $ 505,068      $ 287,201      $ 1,402,254      $ 1,470,615
                                                        ===========      =========      =========      ===========      ===========

                                                          Asset           High
                                                         Manager         Income        Overseas
                                                        Division        Division       Division
                                                        =========      =========      =========
Investment Income:

  Dividends (Note 2)                                    $  36,752      $  13,266      $   6,774
  Risk Charges and Administrative Expenses (Note 5)        (5,352)        (1,459)        (2,596)
                                                        ---------      ---------      ---------
    Net Investment Income                                  31,400         11,807          4,178
                                                        ---------      ---------      ---------

Net Realized Gains                                         34,014            937         17,945
Net Unrealized Gains (Losses)                               3,047          4,871          7,348
                                                        ---------      ---------      ---------
  Net Realized and Unrealized Gains (Losses)               37,061          5,808         25,293
                                                        ---------      ---------      ---------

Net Increase in Net Assets

  Resulting from Operations                                68,461         17,615         29,471
                                                        ---------      ---------      ---------

Transfers of Net Premiums                                    --             --             --
Transfers Due to Terminations                             (87,618)       (22,996)       (69,464)
Transfers Among Investment Divisions                      (34,864)        13,758         42,722
                                                        ---------      ---------      ---------

Net Decrease in Net Assets

  Resulting from Principal Transactions                  (122,482)        (9,238)       (26,742)
                                                        ---------      ---------      ---------

Total Increase (Decrease) in Net Assets                   (54,021)         8,377          2,729
Net Assets - Beginning Balance                            542,672        150,084        257,484
                                                        ---------      ---------      ---------
Net Assets - Ending Balance                             $ 488,651      $ 158,461      $ 260,214
                                                        =========      =========      =========

The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995
================================================================================

                                                                                       Investment
                                                                           Money          Grade          Equity
                                                                          Market          Bond           Income            Growth
                                                           Total          Division      Division        Division          Division
                                                        ===========      =========      =========      ===========      ===========
Investment Income:

  Dividends (Note 2)                                    $   196,952      $  44,796      $  24,011      $    94,751      $     7,774
  Risk Charges and Administrative Expenses (Note 5)         (54,040)        (7,817)        (5,536)         (13,046)         (15,663)
                                                        -----------      ---------      ---------      -----------      -----------
    Net Investment Income                                   142,912         36,979         18,475           81,705           (7,889)
                                                        -----------      ---------      ---------      -----------      -----------

Net Realized Gains (Losses)                                 559,028           --           16,210          141,084          269,442
Net Unrealized Gains (Losses)                               421,922           --           48,226          160,764          202,369
                                                        -----------      ---------      ---------      -----------      -----------
  Net Realized and Unrealized Gains                         980,950           --           64,436          301,848          471,811
                                                        -----------      ---------      ---------      -----------      -----------

Net Increase in Net Assets

  Resulting from Operations                               1,123,862         36,979         82,911          383,553          463,922
                                                        -----------      ---------      ---------      -----------      -----------

Transfers of Net Premiums                                    78,055           --             --             36,250           36,751
Transfers Due to Terminations                            (1,688,423)      (217,010)      (187,887)        (322,146)        (523,970)
Transfers Among Investment Divisions                           --          161,898       (228,188)         182,233            4,970
                                                        -----------      ---------      ---------      -----------      -----------

Net Increase (Decrease) in Net Assets

  Resulting from Principal Transactions                  (1,610,368)       (55,112)      (416,075)        (103,663)        (482,249)
                                                        -----------      ---------      ---------      -----------      -----------

Total Increase (Decrease) in Net Assets                    (486,506)       (18,133)      (333,164)         279,890          (18,327)
Net Assets - Beginning Balance                            5,290,025        653,153        679,097        1,206,805        1,403,958
                                                        -----------      ---------      ---------      -----------      -----------
Net Assets - Ending Balance                             $ 4,803,519      $ 635,020      $ 345,933      $ 1,486,695      $ 1,385,631
                                                        ===========      =========      =========      ===========      ===========

                                                          Asset          High
                                                         Manager        Income        Overseas
                                                         Division      Division       Division
                                                        =========      =========      =========
Investment Income:

  Dividends (Note 2)                                    $  17,655      $   5,030      $   2,935
  Risk Charges and Administrative Expenses (Note 5)        (7,667)          (882)        (3,429)
                                                        ---------      ---------      ---------
    Net Investment Income                                   9,988          4,148           (494)
                                                        ---------      ---------      ---------

Net Realized Gains (Losses)                                93,533         (1,824)        40,583
Net Unrealized Gains (Losses)                               7,851         12,358         (9,646)
                                                        ---------      ---------      ---------
  Net Realized and Unrealized Gains                       101,384         10,534         30,937
                                                        ---------      ---------      ---------

Net Increase in Net Assets

  Resulting from Operations                               111,372         14,682         30,443
                                                        ---------      ---------      ---------

Transfers of Net Premiums                                   4,929           --              125
Transfers Due to Terminations                            (382,497)       (15,100)       (39,813)
Transfers Among Investment Divisions                      (85,139)        81,058       (116,832)
                                                        ---------      ---------      ---------

Net Increase (Decrease) in Net Assets

  Resulting from Principal Transactions                  (462,707)        65,958       (156,520)
                                                        ---------      ---------      ---------

Total Increase (Decrease) in Net Assets                  (351,335)        80,640       (126,077)
Net Assets - Beginning Balance                            894,007         69,444        383,561
                                                        ---------      ---------      ---------
Net Assets - Ending Balance                             $ 542,672      $ 150,084      $ 257,484
                                                        =========      =========      =========

The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1994
================================================================================

                                                                                     Investment
                                                                        Money           Grade            Equity
                                                                       Market           Bond            Income           Growth
                                                        Total          Division       Division         Division         Division
                                                     ===========      =========      ===========      ===========      ===========
Investment Income:

  Dividends (Note 2)                                 $   265,880      $  28,285      $     2,668      $    79,408      $    87,554
  Risk Charges and Administrative Expenses (Note 5)      (56,067)        (6,768)          (8,158)         (11,388)         (14,014)
                                                     -----------      ---------      -----------      -----------      -----------
    Net Investment Income (Loss)                         209,813         21,517           (5,490)          68,020           73,540
                                                     -----------      ---------      -----------      -----------      -----------

Net Realized Gains (Losses)                              160,791           --             13,140           39,510           34,168
Net Unrealized Gains (Losses)                           (422,134)          --            (53,738)         (39,497)        (123,345)
                                                     -----------      ---------      -----------      -----------      -----------
  Net Realized and Unrealized Gains (Losses)            (261,343)          --            (40,598)              13          (89,177)
                                                     -----------      ---------      -----------      -----------      -----------

Net Increase (Decrease) in Net Assets

  Resulting from Operations                              (51,530)        21,517          (46,088)          68,033          (15,637)
                                                     -----------      ---------      -----------      -----------      -----------

Transfers of Net Premiums                                 60,000           --               --             30,000           30,000
Transfers Due to Terminations                           (505,315)      (275,324)         (42,977)         (52,009)         (56,221)
Transfers Among Investment Divisions                        --          301,768         (253,884)         158,814          (45,638)
                                                     -----------      ---------      -----------      -----------      -----------

Net Increase (Decrease) in Net Assets

  Resulting from Principal Transactions                 (445,315)        26,444         (296,861)         136,805          (71,859)
                                                     -----------      ---------      -----------      -----------      -----------

Total Increase (Decrease) in Net Assets                 (496,845)        47,961         (342,949)         204,838          (87,496)
Net Assets - Beginning Balance                         5,786,870        605,192        1,022,046        1,001,967        1,491,454

                                                     -----------      ---------      -----------      -----------      -----------
Net Assets - Ending Balance                          $ 5,290,025      $ 653,153      $   679,097      $ 1,206,805      $ 1,403,958
                                                     ===========      =========      ===========      ===========      ===========

                                                        Asset           High
                                                       Manager         Income        Overseas
                                                      Division        Division       Division
                                                     ===========      ========      =========
Investment Income:

  Dividends (Note 2)                                 $    58,607      $  7,560      $   1,798
  Risk Charges and Administrative Expenses (Note 5)      (11,186)         (680)        (3,873)
                                                     -----------      --------      ---------
    Net Investment Income (Loss)                          47,421         6,880         (2,075)
                                                     -----------      --------      ---------

Net Realized Gains (Losses)                               41,971         2,465         29,537
Net Unrealized Gains (Losses)                           (168,635)      (10,800)       (26,119)
                                                     -----------      --------      ---------
  Net Realized and Unrealized Gains (Losses)            (126,664)       (8,335)         3,418
                                                     -----------      --------      ---------

Net Increase (Decrease) in Net Assets

  Resulting from Operations                              (79,243)       (1,455)         1,343
                                                     -----------      --------      ---------

Transfers of Net Premiums                                   --            --             --
Transfers Due to Terminations                            (67,713)       (3,894)        (7,177)
Transfers Among Investment Divisions                    (164,960)       10,955         (7,055)
                                                     -----------      --------      ---------

Net Increase (Decrease) in Net Assets

  Resulting from Principal Transactions                 (232,673)        7,061        (14,232)
                                                     -----------      --------      ---------

Total Increase (Decrease) in Net Assets                 (311,916)        5,606        (12,889)
Net Assets - Beginning Balance                         1,205,923        63,838        396,450
                                                     -----------      --------      ---------
Net Assets - Ending Balance                          $   894,007      $ 69,444      $ 383,561
                                                     ===========      ========      =========

The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1-ORGANIZATION

Monarch Life Insurance Company Separate Account VA1 (the Account), is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as, The Fidelity Variable Account II, a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act). Five investment divisions of the Account are invested solely in the shares of the five corresponding portfolios of the Variable Insurance Products Fund and the remaining two investment divisions are invested solely in the shares of the two corresponding portfolios of the Variable Insurance Products Fund II (the Funds), both are no-load, diversified, open-end, series management investment companies registered under the 1940 Act. The Funds' investment advisor is Fidelity Management & Research Company. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The Account cannot be charged with liabilities arising out of any other business of Monarch Life.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain of Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

On January 31, 1997, the Receiver, with Court approval, appointed a Special Deputy Receiver for Monarch Life. The Special Deputy Receiver is responsible for the management of Monarch Life's operations and reports to the Receiver as has been the case with Monarch Life's President, who recently announced plans to retire at the end of the first quarter of 1997. The Receiver's active involvement in the rehabilitation of Monarch Life will not change.

Insurance departments of various jurisdictions have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Louisiana (1994), Michigan (1995), Missouri (1994), and Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing disability income insurance, variable life, and annuity business. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the contract owners participating in the Account.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with generally accepted accounting principles.

      INVESTMENTS: The investments in shares of the Funds are stated at the net asset value per share of the respective portfolios of the Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of shares sold and redeemed is determined on the first-in, first-out method. Dividend and capital gain distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the Account on the ex-dividend date. Capital gains distributions are included in dividend income in the statements of operations and changes in net assets.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

      FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of Funds shares by the Account during the year ended December 31, 1996, are shown below:

                                                  Purchases         Sales
                                                  ---------         -----
      Money Market Portfolio                     $ 301,894       $ 431,847
      Investment Grade Bond Portfolio               17,170          67,626
      Equity Income Portfolio                      116,510         335,561
      Growth Portfolio                             173,164         181,095
      Asset Manager Portfolio                       52,684         143,766
      High Income Portfolio                         31,742          29,173
      Overseas Portfolio                            99,188         121,753
                                                 ---------       ---------

            Totals                               $ 792,353      $1,310,821
                                                 =========      ==========

NOTE 4-CONTRACT OWNERS' EQUITY

Contract owners' equity at December 31, 1996, consists of the following:

                                                    Accumulation
                                       Accumulation     Unit
                                           Units        Value      Equity
                                        ----------   ----------  ---------
      Money Market Division             39,419.237   $12.812719  $ 505,068
      Investment Grade Bond Division    18,723.968    15.338672    287,201
      Equity Income Division            54,614.191    25.675657  1,402,255
      Growth Division                   61,520.937    23.904306  1,470,615
      Asset Manager Division            24,260.381    20.141923    488,651
      High Income Division               6,422.703    24.672075    158,461
      Overseas Division                 19,184.154    13.563883    260,213
                                                                 ---------

            Totals                                              $4,572,464
                                                                ==========

NOTE 5-EXPENSES

Monarch Life assumes mortality and expense risks and administrative expenses related to the operations of the Account. Monarch Life deducts a daily charge from the assets of the Account to cover these risks. This charge is, on an annual basis, equal to a rate of 1.0% (0.85% for mortality and expense risks and 0.15% for administrative charges) of the daily net assets of the Account.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 6-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Funds, that the Account satisfies the current requirements of the regulations.

NOTE 7-PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Since June 13, 1995, Baystate Capital Services, Inc. (BCSI), has been the principal underwriter and general distributor of the contracts maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life. Prior to June 13, 1995, the function of principal underwriter and general distributor was performed by First Variable Capital Services, Inc., a wholly-owned subsidiary of First Variable Life Insurance Company (FVL). Prior to September 22, 1994, FVL was a wholly-owned subsidiary of Monarch Life.
Effective September 22, 1994, FVL is no longer an affiliate of Monarch Life.